Net Loss Per Share - Schedule of Loss and Weighted Average Number of Shares Used in Computing Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (4,502)	$ (3,754)	$ (1,891)	$ (1,709)	$ (8,256)	$ (3,600)	$ (5,995)	$ (3,143)	$ (17,054)
Denominator:
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic	6,789,165		347,000		5,592,596	346,482	1,122,495	341,708	233,670
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, diluted	6,789,165		347,000		5,592,596	346,482	1,122,495	341,708	233,670
Net loss per share, basic	$ (0.66)		$ (5.45)		$ (1.48)	$ (10.39)	$ (5.34)	$ (9.2)	$ (72.98)
Net loss per share, diluted	$ (0.66)		$ (5.45)		$ (1.48)	$ (10.39)	$ (5.34)	$ (9.2)	$ (72.98)